Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 407,160	¥ 465,275
Borrowings, secured liabilities	¥ 2,460	¥ 2,829
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	(0.18%)	(0.24%)
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Discount rates	5.43%	6.04%
At fair value [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 339,878	¥ 343,707
Guaranteed by CNPC, its fellow subsidiaries and a third party [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	¥ 27,685	¥ 45,463